Licensed Copyrights, Net -Summary of Estimated Amortization Expense Relating to Licensed Copyrights (Details) - Sep. 30, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Estimated amortization expense
Three months ending December 31, 2020	¥ 1,510,992	$ 222,545
Year ending December 31, 2021	2,660,860	391,902
Year ending December 31, 2022	1,112,819	163,901
Year ending December 31, 2023	¥ 668,234	$ 98,420